Shareholder Report, Average Annual Return (Details)	12 Months Ended	52 Months Ended	60 Months Ended		85 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000218404
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LeaderShares AlphaFactor Tactical Focused ETF
C000200720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LeaderShares AlphaFactor US Core Equity ETF
C000228396
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LeaderShares Dynamic Yield ETF
Without Sales Load [Member] | C000218404
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.59%)		12.28%	11.41%
Without Sales Load [Member] | C000200720
Average Annual Return [Line Items]
Average Annual Return, Percent	8.33%		12.89%		9.00%
Without Sales Load [Member] | C000228396
Average Annual Return [Line Items]
Average Annual Return, Percent	4.57%	1.05%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%		17.64%	16.67%
Leadershares AlphaFactor US Core Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Leadershares AlphaFactor US Core Equity Index
Average Annual Return, Percent	9.59%		13.92%		10.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.12%)
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%		17.64%		14.59%